WESTERN ASSET TRUST, INC.

                                 CORE PORTFOLIO

                             REPORT TO SHAREHOLDERS

                    FOR THE NINE MONTHS ENDED MARCH 31, 1998



This report and the financial statements contained herein are submitted for the general information of the shareholders of Western Asset Trust, Inc.-Core Portfolio. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

May 26, 1998

Dear Shareholder:

Enclosed are financial statements for the Western Asset Trust Core Portfolio for the nine month period ending March 31, 1998.

Now in its eighth year of operation, the fund once again enjoyed positive investment results relative to its benchmark, producing a total return of 8.91%
(net) versus the Salomon Brothers Broad Bond Market Index return of 8.08% for the period. Total assets are just over $600 million, with more than 60 participants.

Several strategies contributed most to the fund's added value: 1) a longer than market duration posture was rewarded by declining interest rates, 2) a series of shifts in yield curve exposure correctly anticipated changes in the shape of the yield curve, and 3) an overweighting to the mortgage sector benefited from a narrowing of spreads. On the minus side of the ledger, a moderate exposure to inflation-indexed securities detracted from performance, as real interest rates rose while nominal yields fell.

Also, as you should be aware by now, the Western Asset Trust Portfolios are being incorporated into a new institutional mutual fund family, LM Institutional Fund Advisors, which is expected to become effective June 1, 1998. We greatly appreciate your cooperation with this shift and are working actively to make it as seamless as possible. While the format will be changing, there is, of course, to be no change in Western Asset's advisory services for the portfolio. The fiscal year-end has been changed to March 31 and, therefore, we have prepared an earlier-than-usual financial statement for the Western Asset Trust Core Portfolio that reflects this change.

Should you have any questions regarding the enclosed statement or the new institutional mutual fund family, please feel free to call.

Sincerely,

/s/ W. Curtis Livingston
__________________________
    W. Curtis Livingston
    President

Enclosure

[Western Asset Logo Appears Here]

                              Western Asset Trust
                                 Core Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group

The fund's performance was favorably impacted by market conditions in the nine months ended March 31, 1998, as interest rates generally declined for most of the period. The fund's total return exceeded that of its benchmark, the Salomon Brothers Broad Market Index, returning 8.91% (net) vs. 8.08%, as major strategies produced generally positive results. The fund benefited from a longer than market duration posture which it held throughout the period, and yield curve strategies correctly anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. A moderate overweighting to the mortgage sector benefited from tightening spreads as well. A moderate exposure to inflation-indexed bonds detracted from performance, however, as real yields rose.

Average Annual Total Return through March 31, 1998

                              WAT Code*         SBBI
                              ---------         ----
       9 Months                  8.9%           8.1%
       3 Years                   9.8%           9.2%
       5 Years                   7.8%           7.0%
   Since Inception              10.0%           9.1%

               [Graph Appears Here -- Plot Points Included Below]

                                Western Asset Trust        Salomon Brothers
                                Core Portfolio (net)       Broad Market Index
                                --------------------       ------------------
                  9/30/90            1,000,000                  1,000,000
                 12/31/90            1,051,000                  1,050,700
                  3/31/91            1,085,578                  1,078,333
                  6/30/91            1,105,010                  1,097,743
                  9/30/91            1,171,080                  1,160,205
                 12/31/91            1,240,535                  1,218,447
                  3/31/92            1,227,385                  1,204,313
                  6/30/92            1,277,463                  1,253,208
                  9/30/92            1,337,503                  1,307,222
                 12/31/92            1,337,905                  1,310,882
                  3/31/93            1,410,151                  1,365,546
                  6/30/93            1,462,891                  1,403,371
                  9/30/93            1,519,068                  1,440,420
                 12/31/93            1,523,168                  1,440,997
                  3/31/94            1,483,718                  1,400,649
                  6/30/94            1,450,037                  1,387,062
                  9/30/94            1,458,302                  1,394,552
                 12/31/94            1,457,282                  1,400,131
                  3/31/95            1,547,633                  1,470,977
                  6/30/95            1,654,574                  1,561,001
                  9/30/95            1,687,997                  1,590,504
                 12/31/95            1,762,944                  1,659,532
                  3/31/96            1,724,512                  1,630,490
                  6/30/96            1,735,031                  1,638,479
                  9/30/96            1,768,691                  1,669,119
                 12/31/96            1,828,826                  1,719,526
                  3/31/97            1,805,966                  1,710,585
                  6/30/97            1,878,746                  1,772,337
                  9/30/97            1,948,072                  1,831,179
                 12/31/97            2,014,501                  1,885,198
                  3/31/98            2,055,204                  1,915,550

Past performance is not necessarily indicative of future results. Investment return and principal value will fluctuate, so that, when redeemed, an investor's shares may be worth more or less than their original cost. The Fund's inception date was September 4, 1990. The Salomon Brothers Broad Market Index includes US treasury/agency issues, mortgage passthrough securities and corporate issues.

*Since inception (September 4, 1990), Western Asset and the Fund's administrator have voluntarily undertaken to waive a portion of their fees. Total return for the Fund would have been lower if a portion of the fees had not been waived.

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES                        12.43%
BANKING AND FINANCE                               3.25%
BNY Capital Trust                                                  7.97%                12/31/26       $5,000     $5,317
Ford Motor Credit                                                  6.00%                01/14/03        2,735      2,714
General Motors Acceptance Corp.                                    0%                   06/15/15       14,900      4,775(A)
Grand Metro Investment                                             8.625%               08/15/01          150        161
IBJ Preferred Capital Co. LLC                                      8.79%                12/29/49          800        768(G)
IBM Credit Corporation                                             5.79%                03/20/00        4,000      3,991
J.P. Morgan  -  Inflation Linked Notes                             6.772%               02/15/12        2,000      1,853(F)
Socgen Real Estate LLC                                             7.64%                12/29/49          500        498(G)
                                                                                                              -----------
                                                                                                                  20,077
FOOD, BEVERAGE AND TOBACCO                        2.39%
Nabisco, Inc.                                                      6.125%               02/01/33        4,250      4,174
Phillip Morris Companies, Inc.                                     8.75%                06/01/01          100        107
Phillip Morris Companies, Inc.                                     7.00%                07/15/05        2,000      2,038
RJR Nabisco, Inc.                                                  8.75%                04/15/04          320        338
RJR Nabisco, Inc.                                                  8.50%                07/01/07          800        835
RJR Nabisco, Inc.                                                  8.75%                07/15/07        4,770      5,075
RJR Nabisco, Inc.                                                  8.75%                08/15/05        2,100      2,226
                                                                                                              -----------
                                                                                                                  14,793
MEDIA AND ENTERTAINMENT                           4.03%
Continental Cablevision                                            9.00%                09/01/08        3,200      3,716
News America Holdings Incorporated                                 8.25%                10/17/96        4,100      4,484
News America Incorporated                                          6.75%                01/09/38        5,000      4,975(G)
TCI Communications Incorporated                                    8.75%                08/01/15        8,360      9,701
Time Warner Entertainment Incorporated                             6.85%                01/15/26        2,000      2,043
                                                                                                              -----------
                                                                                                                  24,919

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
RETAIL SALES                                      1.41%
Loews Corporation                                                  7.625%               06/01/23       $8,459     $8,683

TELEPHONE                                         0.93%
U.S. West Capital Funding, Inc.                                    7.900%               02/01/27        5,120      5,734

UTILITIES                                         0.00%
System Energy Resources, Inc.                                      7.43%                01/15/11        2,560      2,577

Total Corporate Bonds and Notes
(Identified Cost - $72,866)                                                                                       76,783
-------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS          33.40%
FIXED-RATE SECURITIES                            21.34%
United States Treasury Bonds                                       6.625%               02/15/27       20,880     22,655
United States Treasury Bonds                                       6.125%               11/15/27       89,585     91,867
United States Treasury Notes                                       5.625%               11/30/00           30         30
United States Treasury Notes                                       6.625%               07/31/01           50         51
United States Treasury Notes                                       6.375%               09/30/01        8,100      8,278
United States Treasury Notes                                       6.625%               03/31/02        1,280      1,323
United States Treasury Notes                                       5.75%                10/31/02        4,650      4,663
United States Treasury Notes                                       5.75%                11/30/02        2,600      2,608
United States Treasury Notes                                       5.75%                08/15/03          200        201
United States Treasury Notes                                       6.875%               05/15/06          180        193
                                                                                                              -----------
                                                                                                                 131,869

INDEXED SECURITIES                               11.51%
United States Treasury Notes                                       3.375%               01/15/07       24,571     23,822(E)
United States Treasury Notes                                       3.625%               01/15/08       47,783     47,245(E)
                                                                                                              -----------
                                                                                                                  71,067

STRIPPED SECURITIES                               0.55%
Resolution Funding Corporation                                     0.00%                10/15/19       10,000      2,632(D,2)

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority                                         0.00%                11/01/19       $3,064       $747(D,2)
                                                                                                              -----------
                                                                                                                   3,379

Total U.S. Government and Agency Obligations
(Identified Cost - $205,765)                                                                                     206,315
-------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED
   SECURITIES                                    29.55%
FIXED-RATE SECURITIES                            28.60%
Fannie Mae                                                         7.00%                12/01/27          867        876
Fannie Mae                                                         6.00%                01/01/26        1,929      1,864
Fannie Mae                                                         6.00%                03/01/26       11,621     11,225
Fannie Mae                                                         7.00%                01/01/27        1,951      1,970
Fannie Mae                                                         7.00%                01/01/27        1,150      1,161
Fannie Mae                                                         7.00%                01/01/27          967        977
Fannie Mae                                                         7.00%                03/01/27        3,849      3,886
Fannie Mae                                                         7.00%                03/01/27        2,358      2,381
Fannie Mae                                                         7.00%                03/01/27        1,985      2,005
Fannie Mae                                                         7.50%                07/01/27          185        189
Fannie Mae                                                         7.50%                07/01/27          194        199
Fannie Mae                                                         6.00%                11/01/27        2,973      2,870
Fannie Mae                                                         6.00%                11/01/27          496        478
Fannie Mae                                                         6.00%                11/01/27          991        957
Fannie Mae                                                         7.00%                11/01/27          150        151
Fannie Mae                                                         7.00%                12/01/27          121        122
Fannie Mae                                                         6.00%                01/01/13       12,700     12,498(H)
Fannie Mae                                                         7.00%                03/01/27        2,273      2,295
Fannie Mae                                                         7.00%                04/01/27        2,684      2,710
Fannie Mae                                                         6.50%                01/01/28          989        978
Fannie Mae                                                         6.50%                01/01/28          992        981
Fannie Mae                                                         6.50%                01/01/28       13,200     13,052(H)
Fannie Mae                                                         6.50%                01/01/28          694        687

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                         6.50%                01/01/28       $3,972     $3,927
Fannie Mae                                                         6.50%                01/01/28        2,980      2,946
Fannie Mae                                                         7.00%                01/01/28        1,687      1,703
Fannie Mae                                                         7.00%                01/01/28          600        606
Fannie Mae                                                         7.00%                01/01/28        1,981      2,000
Fannie Mae                                                         7.00%                01/01/28        1,482      1,496
Fannie Mae                                                         6.50%                06/01/28        2,966      2,933
Federal Housing Authority USGI #68                                 7.43%                03/01/21          294        299
Freddie Mac                                                        8.25%                08/01/01           23         23
Freddie Mac                                                        9.25%                06/01/02          122        128
Freddie Mac                                                        6.75%                05/01/04          164        165
Freddie Mac                                                        6.75%                10/15/05          302        303
Freddie Mac                                                        7.50%                04/01/06          130        133
Freddie Mac                                                        9.75%                07/01/08          358        380
Freddie Mac                                                        9.30%                04/15/19        2,184      2,325
Freddie Mac                                                        7.00%                04/01/24        3,217      3,255
Freddie Mac                                                        7.00%                04/01/24        3,681      3,730
Freddie Mac                                                        7.00%                09/01/25        7,954      8,043
Freddie Mac                                                        7.00%                03/01/26        2,446      2,474
Freddie Mac                                                        7.00%                04/01/26        2,770      2,801
Freddie Mac                                                        7.00%                04/01/26          715        723
Freddie Mac                                                        7.00%                04/01/26        3,537      3,577
Freddie Mac                                                        7.00%                01/01/27        9,453      9,556
Government National Mortgage Association                           9.50%                03/15/03          118        123
Government National Mortgage Association                          10.25%                06/15/03           24         25
Government National Mortgage Association                          10.00%                11/15/09            8          9
Government National Mortgage Association                           6.875%               12/20/21          829        850
Government National Mortgage Association                           7.00%                02/20/22        1,328      1,364
Government National Mortgage Association                           7.00%                01/15/24           22         22
Government National Mortgage Association                           8.00%                10/15/26          897        928
Government National Mortgage Association                           8.00%                11/15/26        8,673      8,980

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                           8.00%                01/15/27         $851       $881
Government National Mortgage Association                           8.00%                02/15/27        3,555      3,680
Government National Mortgage Association                           6.50%                04/01/28       14,100     13,954(H)
Government National Mortgage Association                           7.00%                04/01/28        8,600      8,686(H)
Government National Mortgage Association                           7.50%                04/01/28       18,700     19,173(H)
                                                                                                              -----------
                                                                                                                 176,713

VARIABLE-RATE SECURITIES                          0.24%
Government National Mortgage Association                           7.375%               06/20/25        1,433      1,471(C)

STRIPPED SECURITIES                               0.71%
Fannie Mae                                                      1009.5%                 02/25/20            1          6(D,1)
Fannie Mae                                                         9.50%                02/01/17          280         74(D,1)
Fannie Mae                                                      1009.3%                 08/25/21           13        438(D,1)
Fannie Mae                                                         0.00%                05/25/22          714        683(D,2)
Fannie Mae                                                         0.00%                05/25/22        1,948      1,429(D,2)
Freddie Mac                                                       10.00%                03/01/21        2,349        605(D,1)
Freddie Mac                                                        0.00%                07/15/22          381        303(D,2)
Freddie Mac                                                        0.00%                09/15/22          888        851(D,2)
                                                                                                              -----------
                                                                                                                   4,389

Total U.S. Government  Agency Mortgage-backed Securities
(Identified Cost - $179,598)                                                                                     182,573
-------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES                          11.27%
FIXED-RATE SECURITIES                             2.61%
Automobile Information Receivable                                  6.53%                10/30/01          967        968(G)
Chevy Chase 1997 - A                                               7.65%                12/20/07        7,965      8,027
Fleet Finance Home Equity Trust                                    6.70%                10/15/06           19         19
Greentree Recreational Equipment & Consumer Trust 1998-A           6.71%                05/15/29        4,550      4,549
Midstate Trust II Class A-4                                        9.625%               04/01/03          700        749
Navistar Financial Corp. Owner Trust                               6.35%                01/15/00        1,732      1,732

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
Rural Housing Trust 1987-1                                         3.33%                04/01/26          $34        $32
Tyron Mortgage Funding, Inc.                                       6.35%                05/20/01           24         24
                                                                                                              -----------
                                                                                                                  16,100

VARIABLE-RATE SECURITIES                          4.30%
Empire Funding Home Loan Owner Trust 1997-4 A1                     5.775%               01/25/08        2,424      2,421(C)
Empire Funding Home Loan Owner Trust 1998-1 A1                     5.775%               09/25/06       13,310     13,306(C)
First USA Credit Card Master Trust 1997-2 C                        5.818%               01/15/07        7,923      7,844(C)
Saks Master Trust 1996-1 A                                         5.91%                03/20/02        3,000      3,005(C)
                                                                                                              -----------
                                                                                                                  26,576

INDEXED SECURITIES                                4.26%
Discover Card Master Trust                                         5.818%               04/17/07        2,500      2,496(F)
GE Capital Corporation Commercial Mortgage                         5.946%               06/21/06          103        103(F)
KeyCorp Student Loan Trust                                         6.249%               11/27/28        6,191      6,147(F)
Student Loan Marketing Association                                 5.745%               10/25/04        3,558      3,527(F)
Student Loan Marketing Association                                 5.794%               04/25/06        5,456      5,445(F)
Student Loan Marketing Association                                 5.965%               07/27/09        3,700      3,677(F)
Student Loan Marketing Association                                 6.085%               10/25/12        5,000      4,931(F)
                                                                                                              -----------
                                                                                                                  26,326

STRIPPED SECURITIES                               0.10%
Option One CTS Arm Trust                                           3.050%               03/25/01       22,788        623(D,1)

Total Asset-backed Securities
(Identified Cost - $70,814)                                                                                       69,625
-------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES                        9.96%
FIXED-RATE SECURITIES                             7.56%
Asset Securitization Corp.                                         6.92%                02/14/29        8,192      8,445
FMAC  Loan Receivables Trust                                       7.35%                04/15/19          191        198(G)
GMAC Commercial Mortgage Securities                                6.869%               07/15/29        5,700      5,867
Macerich SCG Funding Limited Partnership                           7.08%                03/15/06        6,000      6,101(G)
Merrill Lynch Mortgage Investors, Inc.                             6.69%                11/21/28          112        114

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.                             6.96%                11/21/28      $15,010    $15,470
Nomura Asset Securities Corporation                                7.07%                04/13/36        2,835      2,928
Nomura Asset Securities Corporation                                7.12%                04/13/36        4,500      4,701
Resolution Trust Corporation                                       9.20%                06/25/24        2,876      2,901
                                                                                                              -----------
                                                                                                                  46,725

VARIABLE-RATE SECURITIES                          2.36%
Resolution Trust Corporation                                       6.486%               10/25/17           81         80(C)
Resolution Trust Corporation                                       6.828%               05/25/21        1,214      1,215(C)
Resolution Trust Corporation                                      10.334%               08/25/21          213        213(C)
Resolution Trust Corporation                                       6.97%                10/25/21        3,303      3,295(C)
Resolution Trust Corporation                                       7.074%               06/25/24        8,000      7,975(C)
Resolution Trust Corporation                                       7.334%               10/25/28          190        188(C)
Resolution Trust Corporation                                       7.966%               09/25/29        1,610      1,607(C)
                                                                                                              -----------
                                                                                                                  14,573

INDEXED SECURITIES                                0.03%
Prudential Securities Financing Corp.                              6.298%               04/25/26          115        116(F)
Resolution Trust Corporation                                       7.94%                09/25/21           82         83(F)
                                                                                                              -----------
                                                                                                                     199

STRIPPED SECURITIES                               0.01%
Structured Mortgage Asset Residential Trust                         2500%               08/25/22            1         14(D,1)
Structured Mortgage Asset Residential Trust                        0.136%               01/25/23       22,634         38(D,1)
                                                                                                              -----------
                                                                                                                      52

Total Mortgage-backed Securities
(Identified Cost - $59,792)                                                                                       61,549
-------------------------------------------------------------------------------------------------------------------------

YANKEE BONDS                                      1.19%
FIXED-RATE SECURITIES
Hydro Quebec                                                       8.05%                07/07/24          200        232(B)
YPF Sociedad Anonima                                               7.50%                10/26/02        2,706      2,761(B)
YPF Sociedad Anonima                                               7.75%                08/27/07        4,250      4,373(B)

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
Total Yankee Bonds
(Identified Cost - $7,220)                                                                                        $7,366
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND EQUITY INTERESTS                4.40%
Black Rock 2001 Term Trust, Inc.                                                                   2,614 shrs     22,709
Home Ownership Funding                                                                                      4      4,440(G)

Total Common Stocks and Equity Interests
(Identified Cost - $25,720)                                                                                       27,149
-------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS                            7.86%
COMMERCIAL PAPER                                  0.81%
Levi Strauss & Company                                             5.73%                04/17/98       $3,000      2,992
Lockheed Martin Corporation                                        5.68%                04/03/98        2,000      1,999
                                                                                                              -----------
                                                                                                                   4,991

CORPORATE                                         0.02%
Coca-Cola Company                                                  7.875%               09/15/98          100        101

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES 0.03%
Fannie Mae                                                         8.00%                11/01/98           76         76
Fannie Mae                                                         8.00%                11/01/98          108        108
                                                                                                              -----------
                                                                                                                     184

U.S. GOVERNMENT OBLIGATIONS                       0.44%
United States Treasury Bills                                       5.12%                09/03/98        2,750      2,689

REPURCHASE SECURITIES AGREEMENT                   6.52%
J. P. Morgan Securities, Inc.
     6.00% dated 3/31/98, to be repurchased at $40,253 on
     4/1/98 (Collateral: $40,545 Federal Farm Credit Bank
     Notes, 6.51% due 1/7/08, value $41,668)                                                           40,246     40,246

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                 % OF                                   MATURITY
                                              NET ASSETS           RATE                   DATE           PAR       VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                        ACTUAL
                                                                                                      CONTRACTS
OPTIONS PURCHASED                                 0.04%                                             --------------
Eurodollar Futures, Oct 98 Call, Strike Price $94.50                                                         174     $28
Eurodollar Futures, June 98 Call, Strike Price $94.25                                                        302      75
Eurodollar Futures, Apr 98 Call, Strike Price $94.50                                                         123       2
U.S. Treasury Bond Futures, Sept 98 Call, Strike Price $124.00                                               114     116
                                                                                                                ---------
                                                                                                                     221

Total Short-Term Investments
(Identified Cost - $48,509)                                                                                       48,432
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (Identified Cost - $670,284)  110.06%                                                         $679,792
Other Assets Less Liabilities                   -10.06%                                                          (62,116)
                                                                                                               ----------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable to
     5,329 shares outstanding                                                                           $587,141
Undistributed net investment income                                                                        6,997
Undistributed net realized gain on investments                                                            13,560
Unrealized appreciation of investments                                                                     9,978
                                                                                                    -------------

NET ASSETS                                      100.00%                                                         $617,676
                                                                                                              ===========

NET ASSET VALUE PER SHARE                                                                                        $115.90
                                                                                                              ===========

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                                                            ACTUAL           APPRECIATION/
                                                                 EXPIRATION               CONTRACTS          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN
U.S. Treasury Bond Future Put, Strike Price $120.00              January 98                      48                    $24
U.S. Treasury Bond Future Put, Strike Price $118.00             February 98                     109                     53
U.S. Treasury Bond Future Put, Strike Price $120.00             February 98                     193                     99
U.S. Treasury Bond Future Put, Strike Price $120.00               March 98                       59                     51
U.S. Treasury Bond Future Call, Strike Price $123.00               Apr 98                       174                     63
U.S. Treasury Bond Future Call, Strike Price $124.00               May 98                       114                     24
U.S. Treasury Bond Future Call, Strike Price $128.00               Aug 98                       173                     72
                                                                                                    -----------------------
                                                                                                                       386

FUTURES CONTRACTS PURCHASED
U.S. Treasury Bond Future                                         June 98                         2                      1

FUTURES CONTRACTS WRITTEN
U.S. Treasury Note Future                                         June 98                       356                    114
U.S. Treasury Note Future                                         June 98                        49                    (31)
                                                                                                    -----------------------
                                                                                                                        83

---------
(A) Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(B) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.

(C) The coupon rates shown on variable rate securities are the rates at March 31, 1998. These rates vary with the weighted average coupon of the underlying securities.

(D) Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(E) United States Treasury Inflation-Indexed Securities - U.S. Treasury securities whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(F) Indexed Security - The rate of interest earned on this type of security is tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index
    (CPI), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 1998.

(G) Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.

(H) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF OPERATIONS
                             (AMOUNTS IN THOUSANDS)

                                                                             FOR THE NINE             FOR THE YEAR
                                                                             MONTHS ENDED                 ENDED
                                                                          MARCH 31, 1998 (A)          JUNE 30, 1997
                                                                      ------------------------    ---------------------
INVESTMENT INCOME:
   Interest                                                                           $27,615                  $33,756
   Dividends                                                                            1,081                    1,011
                                                                      ------------------------    ---------------------
                                                                                       28,696                   34,767
EXPENSES:
   Advisory fee                                                                         1,769                    2,007
   Administration fee                                                                     221                      251
   Custodian fees                                                                         120                      138
   Directors' fees                                                                         16                       17
   Legal and audit fees                                                                    32                       28
   Registration fees                                                                       54                       60
   Reports to shareholders                                                                  3                        4
   Transfer agent and shareholder servicing expense                                        13                        9
   Other expenses                                                                          13                       17
                                                                      ------------------------    ---------------------
                                                                                        2,241                    2,531
      Less fees waived                                                                    (30)                     (22)
                                                                      ------------------------    ---------------------
      Total expenses, net of waivers                                                    2,211                    2,509
                                                                      ------------------------    ---------------------

NET INVESTMENT INCOME                                                                  26,485                   32,258

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
      investments, options and futures                                                 15,613                    6,820
   Change in Unrealized gain (loss) on
      investments, options and futures                                                  7,121                    2,086
                                                                      ------------------------    ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                 22,734                    8,906
                                                                      ------------------------    ---------------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                        $49,219                  $41,164
                                                                      ========================    =====================


(A) The year end for Western Asset Trust, Inc. - Core Portfolio has been changed from June 30 to March 31.

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                    FOR THE NINE        FOR THE YEAR        FOR THE YEAR
                                                                    MONTHS ENDED            ENDED               ENDED
                                                                 MARCH 31, 1998 (A)     JUNE 30, 1997       JUNE 30, 1996
                                                                 ------------------    ----------------  ------------------
CHANGE IN NET ASSETS:
Net investment income                                                      $26,485             $32,258             $24,557
Net realized gain (loss) on investments, options and futures                15,613               6,820               2,279
Change in unrealized appreciation of investments, options
         and futures                                                         7,121               2,086              (9,811)
                                                                 ------------------    ----------------  ------------------

Change in net assets resulting  from operations                             49,219              41,164              17,025

Distributions to shareholders from:
         Net investment income                                             (27,271)            (29,354)            (22,395)
         Net realized gain on investments                                   (6,743)               (306)             (1,508)

Change in net assets from
         Fund share transactions                                            94,118              43,150             123,804
                                                                 ------------------    ----------------  ------------------

         Change in net assets                                              109,323              54,654             116,926

NET ASSETS:

         Beginning of period                                               508,353             453,699             336,773
                                                                 ------------------    ----------------  ------------------

         End of period (including undistributed
               net investment income of
               $6,997, $7,615 and $7,059,
               respectively)                                              $617,676            $508,353            $453,699
                                                                 ------------------    ----------------  ------------------

(A) The year end for Western Asset Trust, Inc. - Core Portfolio has been changed from June 30 to March 31.

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data.


                                                      FOR THE                          FOR THE YEARS ENDED JUNE 30,
                                                 NINE MONTHS ENDED  -------------------------------------------------------------
                                                MARCH 31, 1998 (A)    1997         1996         1995          1994        1993
                                                ------------------  -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                   $112.79      $110.46      $112.17      $105.02       $116.64      $112.04
                                                --------------     -------------------------------------------------------------

Net investment income   (B)                               4.87         7.05         6.70         6.82          5.64         6.57
Net realized and unrealized gain (loss)
      on investments, options and futures                 4.89         1.86        (1.36)        7.19         (6.28)        8.71
                                                --------------     -------------------------------------------------------------
Total from investment operations                          9.76         8.91         5.34        14.01         (0.64)       15.28
                                                --------------     -------------------------------------------------------------
Distributions to shareholders from:
      Net investment income                              (5.28)       (6.51)       (6.61)       (6.86)        (6.11)       (6.72)
      Net realized gain on investments                   (1.37)       (0.07)       (0.44)          -          (4.87)       (3.96)
                                                --------------     -------------------------------------------------------------
Total distributions                                      (6.65)       (6.58)       (7.05)       (6.86)       (10.98)      (10.68)
                                                --------------     -------------------------------------------------------------
Net asset value, end of period                         $115.90      $112.79      $110.46      $112.17       $105.02      $116.64
                                                ==============     =============================================================

Total return  (B)                                         8.91(C)      8.27%        4.86%       14.12%        (0.89)%      14.52%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
      Expenses  (B)                                       0.50(D)      0.50%        0.50%        0.50%         0.50%        0.50%
      Net investment income  (B)                          6.0(D)       6.4%         6.3%         7.0%          6.0%         6.0%

Portfolio turnover rate                                 226.9(D)     384.8%       266.0%       257.9%        272.5%       313.1%
Net assets, end of period
      (in thousands)                               $617,676        $508,353     $453,699     $336,774      $205,959     $135,886

----------------------------------------------
(A) The year end for Western Asset Trust, Inc. - Core Portfolio has been changed from June 30 to March 31.

(B) Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.50% for the nine months ended March 31, 1998, and 0.50%, 0.53%, 0.53%, 0.58% and 0.57% for the years ended June 30, 1997,
     1996, 1995, 1994, and 1993, respectively.

(C)  Not annualized

(D)  Annualized

See notes to financial statements

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                             (AMOUNTS IN THOUSANDS)

1.  SIGNIFICANT ACCOUNTING POLICIES:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Core Portfolio ("Fund"), formerly known as Western Asset Trust Full Range Duration Portfolio, a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters.

SECURITY VALUATION

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

OPTIONS AND FUTURES

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FEDERAL INCOME TAXES

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2.  FINANCIAL INSTRUMENTS:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

REPURCHASE AGREEMENTS

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

OPTION TRANSACTIONS

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                              CALLS                 PUTS
                                       -----------------------------------------
                                        ACTUAL                ACTUAL
                                       CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
----------------------------------------------------------  --------------------
Options outstanding at June 30, 1997      --         --         --         --
Options written                          2,624    $ 1,576      2,095    $ 1,459
Options closed                          (1,822)    (1,101)    (1,566)    (1,186)
Options expired                           (341)      (196)      --         --
Options exercised                         --         --         (120)       (40)
----------------------------------------------------------  --------------------
Options outstanding at March 31, 1998      461    $   279        409    $   233
==========================================================  ====================

FUTURES

The Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at March 31, 1998 are described at the end of the "Statement of Net Assets", page 10.

3.  PORTFOLIO TRANSACTIONS:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the nine months ended March 31, 1998, aggregated $283,847 and $234,942, respectively. Purchases and sales of U.S. Government securities aggregated $793,583 and $695,911, respectively, for the same period.

At March 31, 1998, the cost of securities for federal income tax purposes was $671,277. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,750 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,235.

4.  FUND SHARE TRANSACTIONS:

At March 31, 1998, there were 5,000,000 shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                                FOR THE NINE           FOR THE YEAR           FOR THE YEAR
                                MONTHS ENDED              ENDED                  ENDED
                               MARCH 31, 1998         JUNE 30, 1997          JUNE 30, 1996
                              ---------------------------------------------------------------
                              SHARES     AMOUNT     SHARES      AMOUNT    SHARES      AMOUNT
---------------------------------------------------------------------------------------------
Sold                          1,137    $ 130,852     1,765    $ 196,333    1,015    $ 113,948
Reinvestment of distributions   279       31,659       234       26,038      205       22,867
Repurchased                    (594)     (68,393)   (1,599)    (179,221)    (115)     (13,011)
---------------------------------------------------------------------------------------------
Net increase                    822    $  94,118       400    $  43,150    1,105    $ 123,804
=============================================================================================

5.   SECURITIES LOANED:

At March 31, 1998, the market value of the securities on loan to broker-dealers was $148,905 for which the Fund received collateral of $152,819 in cash. Such collateral is in the possession of the Fund's custodian. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.  TRANSACTIONS WITH AFFILIATES:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to indefinitely limit its annual fee to 0.05% of the Fund's average daily net assets. At March 31, 1998, $26 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.40% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $30 were waived for the nine months ended March 31, 1998, and $177 as due to the Adviser at March 31, 1998.

                              1306 Concourse Drive        Telephone 410 412 3000
                              Suite 100
                              Linthicum, MD 21090-1020

Price Waterhouse LLP                                      [Logo Appears Here]

                       Report of Independent Accountants

To the Board of Directors of Western Asset Trust, Inc. and
Shareholders of Western Asset Trust Core Portfolio

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Trust Core Portfolio (the "Fund"), formerly known as the Western Asset Trust Full Range Duration Portfolio, (one of the portfolios constituting Western Asset Trust, Inc.) at March 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers, and where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
__________________________
    PRICE WATERHOUSE LLP

Linthicum, Maryland
April 30, 1998